SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (323,325)	$ (233,609)
Land	11,664	11,664
Capital work in progress	11,324	8,935
Total	461,061	425,506
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Vehicles and cranes	$ 52,442	41,782
Buildings And Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Buildings And Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Drilling Rigs, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Vehicles and cranes	$ 677,263	565,730
Drilling Rigs, Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Drilling Rigs, Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Office Equipment and Tools [Member]
Property, Plant and Equipment [Line Items]
Vehicles and cranes	$ 15,937	15,570
Office Equipment and Tools [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office Equipment and Tools [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Vehicles and Cranes [Member]
Property, Plant and Equipment [Line Items]
Vehicles and cranes	$ 15,756	$ 15,434
Vehicles and Cranes [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles and Cranes [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years